Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Federal Home Loan Banks [Abstract]
Summary Of Ordinary Shares Reserved For Future Issuance

The Company has reserved for future issuance the following number of ordinary shares as of December 31, 2018:

2006 Share Incentive Plan	25,502,748
Conversion of Series A preferred shares	91,600,398
Conversion of Series A preferred shares warrant	216,667

Total	117,319,813